UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Short Duration Credit Opportunities Fund (JSD)
October 31, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Long-Term Investments – 140.7% (99.5% of Total Investments)
	Variable Rate Senior Loan Interests – 120.4% (85.2% of Total Investments) (4)
	Aerospace & Defense – 0.7% (0.5% of Total Investments)
$143	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB-	$144,405
1,241	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	1,252,838
1,384	Total Aerospace & Defense				1,397,243
	Airlines – 4.1% (2.9% of Total Investments)
998	American Airlines, Inc., Exit Term Loan	4.750%	6/27/19	Baa2	1,005,605
3,176	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	3,194,738
993	Delta Air Lines, Inc., Term Loan B2	3.250%	4/18/16	Ba1	997,994
1,955	Delta Air Lines, Inc., Term Loan B	4.250%	4/20/17	Ba1	1,967,569
1,000	US Airways, Inc., Term Loan B1	4.250%	5/23/19	BB-	1,003,036
8,122	Total Airlines				8,168,942
	Auto Components – 0.1% (0.1% of Total Investments)
170	Schaeffler AG, Term Loan C	4.250%	1/27/17	Ba2	171,295
	Building Products – 0.4% (0.3% of Total Investments)
750	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	754,149
	Capital Markets – 2.3% (1.6% of Total Investments)
661	American Capital, LTD., Term Loan, First Lien	4.000%	8/22/16	BB-	664,003
3,866	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	3,911,401
4,527	Total Capital Markets				4,575,404
	Chemicals – 0.6% (0.4% of Total Investments)
1,184	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB-	1,188,895
	Commercial Services & Supplies – 4.5% (3.2% of Total Investments)
2,500	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB-	2,510,925
192	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B2	192,475
500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	510,834
798	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	801,980
840	Brickman Group Holdings, Inc., Tranche B2, Term Loan	3.259%	10/14/16	B+	844,277
1,059	Brickman Group Holdings, Inc., Tranche B3, Term Loan	4.000%	9/28/18	B+	1,066,501
2,638	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,644,699
493	Houghton Mifflin, Term Loan	5.250%	5/22/18	B2	496,502
9,020	Total Commercial Services & Supplies				9,068,193
	Communications Equipment – 2.0% (1.4% of Total Investments)
1,489	Alcatel-Lucent, Inc., Term Loan C	5.750%	1/30/19	B+	1,512,826
1,500	Avaya, Inc., Term Loan B3	4.762%	10/26/17	B1	1,391,042
1,160	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	Ba2	1,164,536
4,149	Total Communications Equipment				4,068,404
	Computers & Peripherals – 2.9% (2.0% of Total Investments)
5,000	Dell, Inc., Term Loan B, DD1	4.500%	3/24/20	BB+	4,977,190
794	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	800,775
5,794	Total Computers & Peripherals				5,777,965
	Consumer Finance – 0.5% (0.3% of Total Investments)
961	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	967,045
	Containers & Packaging – 0.6% (0.4% of Total Investments)
1,135	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,145,181
	Distributors – 1.5% (1.1% of Total Investments)
2,963	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	2,981,427
	Diversified Consumer Services – 5.4% (3.8% of Total Investments)
2,060	Cengage Learning Acquisitions, Inc., Term Loan, (5)	4.750%	7/03/14	D	1,507,414
998	Ceridian Corporation, New Replacement Term Loan	4.420%	8/14/15	B1	1,003,320
4,000	Hilton Hotels Corporation, Term Loan B2	4.000%	10/26/20	BB	4,027,752
2,186	Laureate Education, Inc., Term Loan B	5.000%	6/16/18	B1	2,203,781
1,500	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	1,509,375
500	Spotless Holdings, SAS, Term Loan, Second Lien	8.750%	4/02/19	B3	507,812
11,244	Total Diversified Consumer Services				10,759,454
	Diversified Financial Services – 2.6% (1.9% of Total Investments)
1,493	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	1,510,970
3,722	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	3,755,766
5,215	Total Diversified Financial Services				5,266,736
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
1,440	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,217,664
	Food & Staples Retailing – 2.9% (2.1% of Total Investments)
1,000	Albertson’s LLC, Delayed Draw, Term Loan B, (WI/DD)	TBD	TBD	BB-	1,001,563
903	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	906,348
589	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	591,382
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,011,250
993	Supervalu, Inc., New Term Loan B	5.000%	3/21/19	B+	1,000,753
1,425	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B	1,325,250
5,910	Total Food & Staples Retailing				5,836,546
	Food Products – 4.2% (2.9% of Total Investments)
1,489	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,500,536
118	Ferrara Candy Company, Term Loan B	7.500%	6/18/18	B	113,674
2,294	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	2,314,185
995	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	995,089
3,431	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,440,407
8,327	Total Food Products				8,363,891
	Health Care Equipment & Supplies – 3.5% (2.5% of Total Investments)
500	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	511,875
1,053	Hologic, Inc., Refinancing Term Loan, Tranche B	3.750%	8/01/19	BBB-	1,060,550
1,044	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	BB-	1,053,341
3,456	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,495,133
1,000	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	1,006,250
7,053	Total Health Care Equipment & Supplies				7,127,149
	Health Care Providers & Services – 11.6% (8.2% of Total Investments)
2,993	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	3,029,257
949	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	955,782
938	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B	928,125
184	Community Health Systems, Inc., Extended Term Loan	3.760%	1/25/17	BB	185,361
971	CRC Health Corporation, Term Loan B3	8.500%	11/16/15	B+	981,599
2,978	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	2,997,705
850	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	870,607
3,130	Golden Living, Term Loan	5.000%	5/04/18	B	3,027,828
1,161	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	1,162,784
993	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,002,425
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	509,688
1,222	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,231,586
358	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	358,337
922	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	884,800
990	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	999,135
2,469	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B+	2,479,645
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,009,583
758	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	758,923
23,366	Total Health Care Providers & Services				23,373,170
	Hotels, Restaurants & Leisure – 6.3% (4.4% of Total Investments)
2,336	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	2,361,151
1,419	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	1,435,645
2,295	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	2,318,274
1,500	CityCenter Holdings LLC, Term Loan B	5.000%	10/26/20	BB-	1,514,844
1,955	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	BB-	1,972,921
993	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	993,844
1,990	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	2,010,306
12,488	Total Hotels, Restaurants & Leisure				12,606,985
	Household Durables – 1.1% (0.8% of Total Investments)
646	Spectrum Brands, Inc., Term Loan	4.504%	12/17/19	BB	649,864
1,667	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	1,609,981
2,313	Total Household Durables				2,259,845
	Insurance – 2.6% (1.8% of Total Investments)
993	Alliant Holdings I LLC, Initial Term Loan B, First Lien	5.000%	12/20/19	B1	999,163
1,250	Hub International Holdings, Inc., Term Loan B	4.750%	10/02/20	B1	1,257,422
1,985	USI Holdings Corporation, Term Loan B	5.000%	12/27/19	B1	1,996,910
950	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	955,541
5,178	Total Insurance				5,209,036
	Internet & Catalog Retail – 1.4% (1.0% of Total Investments)
2,729	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	2,745,295
	Internet Software & Services – 4.9% (3.5% of Total Investments)
727	Ancestry.com, Inc., Term Loan B1	5.250%	12/28/18	Ba2	732,019
1,000	ION Trading Technologies S.A.R.L., Term Loan, Second Lien	8.250%	5/22/21	CCC+	1,007,917
888	Sabre Inc., Term Loan C	4.000%	2/19/18	B1	890,987
2,480	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	2,508,278
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC	2,012,500
2,723	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	2,741,151
9,818	Total Internet Software & Services				9,892,852
	IT Services – 4.9% (3.5% of Total Investments)
662	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	663,660
1,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	1,524,375
933	SRA International, Term Loan	6.500%	7/20/18	B1	919,146
995	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	1,004,795
2,317	VFH Parent LLC, Term Loan B	5.775%	7/08/16	N/R	2,337,072
3,456	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	3,478,933
9,863	Total IT Services				9,927,981
	Leisure Equipment & Products – 1.9% (1.3% of Total Investments)
2,263	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,275,586
1,493	Equinox Holdings, Inc., New Initial Term Loan B	4.501%	1/31/20	B1	1,505,559
3,756	Total Leisure Equipment & Products				3,781,145
	Media – 5.7% (4.0% of Total Investments)
579	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, (5)	7.750%	7/04/17	D	423,165
837	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	12/31/20	Baa3	830,781
968	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	994,138
998	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	1,005,397
995	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	1,001,219
1,493	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	1,520,019
1,000	Media General, Inc., Delayed Draw, Term Loan, (6)	3.250%	7/31/20	BB-	1,006,250
977	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,003,489
1,000	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	1,001,250
2,571	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	2,592,322
11,418	Total Media				11,378,030
	Multiline Retail – 1.0% (0.7% of Total Investments)
2,000	Hudson’s Bay Company, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	2,029,000
	Oil, Gas & Consumable Fuels – 8.1% (5.7% of Total Investments)
1,224	Buffalo Gulf Coast Terminals, Term Loan B	5.250%	10/31/17	BB+	1,238,142
1,623	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,662,879
2,992	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	3,045,805
667	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	668,393
2,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	2,038,958
728	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B3	723,185
2,300	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	2,317,250
1,000	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	996,875
995	Rice Drilling LLC., Term Loan, Second Lien	8.500%	10/25/18	N/R	1,011,169
833	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	841,927
995	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	1,000,721
750	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/07/18	B+	760,312
16,107	Total Oil, Gas & Consumable Fuels				16,305,616
	Pharmaceuticals – 9.5% (6.7% of Total Investments)
1,950	Auxilium Pharmaceuticals, Inc., Term Loan	6.250%	4/26/17	Ba2	1,980,786
563	BioScrip, Inc., Term Loan B	6.500%	7/31/20	B	556,875
1,882	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,897,140
798	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	804,318
2,946	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	2,970,651
1,000	Pharmaceutical Research Associates, Inc., Term Loan B	5.000%	9/23/20	B1	1,003,229
1,939	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	1,948,624
993	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	994,361
4,630	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	4,697,139
2,216	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	2,237,792
18,917	Total Pharmaceuticals				19,090,915
	Real Estate Investment Trust – 1.6% (1.2% of Total Investments)
1,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,548,750
1,602	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	1,612,069
119	Realogy Corporation, Synthetic Letter of Credit	4.455%	10/10/16	BB-	118,742
3,221	Total Real Estate Investment Trust				3,279,561
	Real Estate Management & Development – 1.8% (1.3% of Total Investments)
1,633	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,643,877
1,990	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB-	2,012,801
3,623	Total Real Estate Management & Development				3,656,678
	Road & Rail – 0.5% (0.4% of Total Investments)
1,038	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	1,046,949
	Semiconductors & Equipment – 2.4% (1.7% of Total Investments)
1,990	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/28/20	B1	2,010,886
1,000	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,011,250
832	Microsemi Corporation, Term Loan, First Lien	3.750%	2/19/20	BB+	837,164
993	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	Ba3	1,005,993
4,815	Total Semiconductors & Equipment				4,865,293
	Software – 11.2% (7.9% of Total Investments)
1,500	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	1,506,296
1,766	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	1,784,894
901	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	908,178
1,000	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	1,011,458
840	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	847,727
983	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	987,570
978	Epicor Software Corporation, Term Loan, B1	4.500%	5/16/18	Ba3	985,311
990	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	994,969
874	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	871,237
3,144	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	3,173,271
908	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	890,379
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.418%	6/01/15	CCC	3,258,500
2,721	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	Ba3	2,746,746
794	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	802,294
728	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	731,966
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	1,021,000
22,927	Total Software				22,521,796
	Specialty Retail – 1.3% (1.0% of Total Investments)
599	Charlotte Russe, Inc., Initial Term Loan	6.750%	5/22/19	B2	587,278
1,067	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	1,070,475
1,049	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,050,213
2,715	Total Specialty Retail				2,707,966
	Wireless Telecommunication Services – 3.2% (2.3% of Total Investments)
2,295	Clear Channel Communications, Inc., Tranche B, Term Loan	3.818%	1/29/16	CCC+	2,231,272
2,488	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	2,539,194
1,734	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,739,773
6,517	Total Wireless Telecommunication Services				6,510,239
$242,157	Total Variable Rate Senior Loan Interests (cost $238,821,490)				242,023,935

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 20.3% (14.3% of Total Investments)
	Commercial Services & Supplies – 0.7% (0.5% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$503,124
816	Harland Clarke Holdings	9.500%	5/15/15	B-	818,039
1,316	Total Commercial Services & Supplies				1,321,163
	Distributors – 0.6% (0.4% of Total Investments)
1,000	HD Supply Inc.	11.500%	7/15/20	CCC+	1,206,250
	Diversified Consumer Services – 0.9% (0.6% of Total Investments)
1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,732,500
	Diversified Telecommunication Services – 0.8% (0.6% of Total Investments)
750	IntelSat Limited, 144A	7.750%	6/01/21	CCC+	791,250
300	IntelSat Limited	8.125%	6/01/23	CCC+	317,250
500	Level 3 Communications Inc.	11.875%	2/01/19	B-	580,000
1,550	Total Diversified Telecommunication Services				1,688,500
	Health Care Equipment & Supplies – 1.5% (1.1% of Total Investments)
2,700	Kinetic Concepts	10.500%	11/01/18	B-	3,044,250
	Health Care Providers & Services – 2.3% (1.7% of Total Investments)
2,000	HCA Inc.	8.500%	4/15/19	BB+	2,147,500
1,350	Iasi’s Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,431,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,133,750
4,350	Total Health Care Providers & Services				4,712,250
	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)
1,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B-	997,500
	Household Products – 0.4% (0.3% of Total Investments)
700	Reynolds Group	9.875%	8/15/19	CCC+	774,375
	Media – 4.1% (2.9% of Total Investments)
500	AMC Networks Inc.	7.750%	7/15/21	BB	562,500
1,862	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	1,801,195
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	3,638,775
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	1,007,500
600	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	603,000
500	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	540,000
8,047	Total Media				8,152,970
	Oil, Gas & Consumable Fuels – 1.1% (0.8% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,280,000
	Pharmaceuticals – 2.4% (1.7% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,060,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,155,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	543,750
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,110,000
4,500	Total Pharmaceuticals				4,868,750
	Semiconductors & Equipment – 0.2% (0.1% of Total Investments)
250	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	250,000
166	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	161,020
416	Total Semiconductors & Equipment				411,020
	Software – 1.9% (1.3% of Total Investments)
2,550	Infor Us Inc.	11.500%	7/15/18	B-	2,958,000
750	Infor Us Inc.	9.375%	4/01/19	B-	847,500
3,300	Total Software				3,805,500
	Specialty Retail – 0.3% (0.2% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	562,500
	Wireless Telecommunication Services – 2.6% (1.8% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	512,500
1,250	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	1,307,813
3,000	Sprint Corporation, 144A	7.875%	9/15/23	BB-	3,255,000
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,219
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,313
4,900	Total Wireless Telecommunication Services				5,233,845
$37,929	Total Corporate Bonds (cost $37,620,860)				40,791,373
	Total Long-Term Investments ($276,442,350)				282,815,308

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 0.7% (0.5% of Total Investments)
$1,313	Repurchase Agreement with State Street Bank, dated 10/31/13, repurchase price $1,312,554, collateralized by $1,295,000 U.S. Treasury Notes, 2.500%, due 3/31/15, value $1,339,288	0.000%	11/01/13		$1,312,554
	Total Short-Term Investments (cost $1,312,554)				1,312,554
	Total Investments (cost $277,754,904) – 141.4%				284,127,862
	Borrowings - (42.3)% (7), (8)				(85,000,000)
	Other Assets Less Liabilities – 0.9% (9)				1,825,335
	Net Assets Applicable to Common Shares – 100%				$200,953,197

Investments in Derivatives as of October 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (9)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/16	$(295,091)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/14	(61,081)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/18	(296,775)
	$52,500,000						$(652,947)

Credit Default Swaps outstanding:

								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (10)	Credit Spread (11)	Amount	(Annualized)	Date	Value	(Depreciation) (9)
Deutsche Bank	Kohl’s Corporation	Buy	1.30%	$3,000,000	1.000%	12/20/18	$38,085	$ (23,576)
Deutsche Bank	The Kroger Co.	Buy	0.60	2,000,000	1.000	12/20/18	(40,435)	(11,672)
				$5,000,000				$ (35,248)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$–	$242,023,935	$–	$242,023,935
Corporate Bonds	–	40,791,373	–	40,791,373
Short-Term Investments:
Repurchase Agreements	–	1,312,554	–	1,312,554
Derivatives:
Interest Rate Swaps*	–	(652,947)	–	(652,947)
Credit Default Swaps*	–	(35,248)	–	(35,248)
Total	$–	$283,439,667	$–	$283,439,667
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $277,957,044.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation				$ 7,574,340
Depreciation				(1,403,522)

Net unrealized appreciation (depreciation) of investments				$ 6,170,818

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of October 31, 2013, the Fund had unfunded senior loan commitments outstanding of $1,000,000.
(7)	Borrowings as a percentage of Total Investments is 29.9%.
(8)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013